Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current	$ 1,031,158	$ 1,334,254	$ 1,465,744
Deferred	0	193,749	(98,474)
Total	$ 1,031,158	$ 1,528,003	$ 1,367,270